Payments, Details - 12 months ended Dec. 31, 2023 - CAD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 3,750,000	Taxes	CANADA	Alberta	Regional Municipality of Wood Buffalo	Hangingstone	Bitumen	Exploration	Well
#: 2
	30,080,000	Royalties	CANADA	Alberta	Government of Alberta	Hangingstone	Bitumen	Exploration	Well
#: 3
	1,680,000	Fees	CANADA	Alberta	Government of Alberta and Chipewyan Prairie Industry Relations LP	Hangingstone	Bitumen	Exploration	Well
#: 4
	1,270,000	Fees	CANADA	Alberta	Government of Alberta and Chipewyan Prairie Industry Relations LP	Corner	Bitumen	Exploration	Well
#: 5
	$ 1,430,000	Fees	CANADA	Alberta	Government of Alberta and Chipewyan Prairie Industry Relations LP	Chard	Bitumen	Exploration	Well